Annual Fund Operating Expenses	Aug. 05, 2025
Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Leverage Shares 2x Capped Accelerated COIN Monthly ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Leverage Shares 2x Capped Accelerated MSTR Monthly ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Leverage Shares 2x Capped Accelerated NVDA Monthly ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.75%
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Leverage Shares 2x Capped Accelerated PLTR Monthly ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.75%
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Leverage Shares 2x Capped Accelerated TSLA Monthly ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.75%

[1]	Estimated for the current fiscal year
[2]	Estimated for the current fiscal year
[3]	Estimated for the current fiscal year
[4]	Estimated for the current fiscal year
[5]	Estimated for the current fiscal year